UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SPC Financial Inc.
Address: 3202 Tower Oaks Blvd. Suite 400
         Rockville, MD  20852

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mariann B. Miller
Title:     Chief Compliance Officer
Phone:     301-770-6800

Signature, Place, and Date of Signing:

 /s/  Mariann B. Miller     Rockville, MD     October 18, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:    $130,846 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109      325     7241 SH       SOLE                        0        0     7241
AT&T INC                       COM              00206R102      352    12350 SH       SOLE                        0        0    12350
CELGENE CORP                   COM              151020104     1529    24700 SH       SOLE                        0        0    24700
CHEVRON CORP NEW               COM              166764100      206     2230 SH       SOLE                        0        0     2230
DILLARDS INC                   CL A             254067101      235     5400 SH       SOLE                        0        0     5400
DOMINION RES INC VA NEW        COM              25746U109     1841    36258 SH       SOLE                        0        0    36258
E M C CORP MASS                COM              268648102     1944    92597 SH       SOLE                        0        0    92597
EXXON MOBIL CORP               COM              30231G102      361     4977 SH       SOLE                        0        0     4977
FIRST TR EXCHANGE TRADED FD    DJ INTERNT IDX   33733E302      354    12075 SH       SOLE                        0        0    12075
FIRST TR EXCHANGE TRADED FD    CONSUMR DISCRE   33734X101      361    20060 SH       SOLE                        0        0    20060
GENERAL ELECTRIC CO            COM              369604103      378    24821 SH       SOLE                        0        0    24821
HARLEY DAVIDSON INC            COM              412822108     1713    49895 SH       SOLE                        0        0    49895
INTERNATIONAL BUSINESS MACHS   COM              459200101      245     1399 SH       SOLE                        0        0     1399
INTL PAPER CO                  COM              460146103     1709    73501 SH       SOLE                        0        0    73501
ISHARES INC                    MSCI THAILAND    464286624     1447    27175 SH       SOLE                        0        0    27175
ISHARES INC                    MSCI S KOREA     464286772     2645    56801 SH       SOLE                        0        0    56801
ISHARES INC                    MSCI MEX INVEST  464286822     3731    76182 SH       SOLE                        0        0    76182
ISHARES INC                    MSCI MALAYSIA    464286830     2437   200010 SH       SOLE                        0        0   200010
ISHARES SILVER TRUST           ISHARES          46428Q109     2852    98640 SH       SOLE                        0        0    98640
ISHARES TR                     DJ SEL DIV INX   464287168      246     5100 SH       SOLE                        0        0     5100
ISHARES TR                     BARCLYS TIPS BD  464287176    49556   433565 SH       SOLE                        0        0   433565
ISHARES TR                     TRANSP AVE IDX   464287192     1015    13490 SH       SOLE                        0        0    13490
ISHARES TR                     S&P500 GRW       464287309     3149    51427 SH       SOLE                        0        0    51427
ISHARES TR                     S&P MIDCAP 400   464287507     3708    47550 SH       SOLE                        0        0    47550
ISHARES TR                     S&P NA SOFTWR    464287515      799    15310 SH       SOLE                        0        0    15310
ISHARES TR                     S&P NA TECH FD   464287549     2460    44445 SH       SOLE                        0        0    44445
ISHARES TR                     COHEN&ST RLTY    464287564     3365    54845 SH       SOLE                        0        0    54845
ISHARES TR                     CONS SRVC IDX    464287580     1903    29750 SH       SOLE                        0        0    29750
ISHARES TR                     S&P MC 400 GRW   464287606     5106    56835 SH       SOLE                        0        0    56835
ISHARES TR                     S&P MIDCP VALU   464287705     3020    45755 SH       SOLE                        0        0    45755
ISHARES TR                     DJ US REAL EST   464287739      372     7357 SH       SOLE                        0        0     7357
ISHARES TR                     DJ US INDUSTRL   464287754      905    16475 SH       SOLE                        0        0    16475
ISHARES TR                     S&P SMLCAP 600   464287804     1035    17680 SH       SOLE                        0        0    17680
ISHARES TR                     DJ US BAS MATL   464287838      310     5500 SH       SOLE                        0        0     5500
ISHARES TR                     S&P SMLCP VALU   464287879     3546    59915 SH       SOLE                        0        0    59915
ISHARES TR                     S&P SMLCP GROW   464287887     2903    45040 SH       SOLE                        0        0    45040
ISHARES TR                     LARGE VAL INDX   464288109     2999    56845 SH       SOLE                        0        0    56845
ISHARES TR                     DJ PHARMA INDX   464288836     2004    30200 SH       SOLE                        0        0    30200
ISHARES TR                     INDO INVS MRKT   46429B309     3468   134195 SH       SOLE                        0        0   134195
OGE ENERGY CORP                COM              670837103     1705    35670 SH       SOLE                        0        0    35670
ORACLE CORP                    COM              68389X105     1620    56366 SH       SOLE                        0        0    56366
PROCTER & GAMBLE CO            COM              742718109      216     3416 SH       SOLE                        0        0     3416
RYDEX ETF TRUST                S&P 500 EQ TRD   78355W106     1536    37100 SH       SOLE                        0        0    37100
RYDEX ETF TRUST                S&P500 PUR GRW   78355W403     1629    41185 SH       SOLE                        0        0    41185
SPDR S&P 500 ETF TR            TR UNIT          78462F103      414     3656 SH       SOLE                        0        0     3656
SUSQUEHANNA BANCSHARES INC P   COM              869099101      235    42968 SH       SOLE                        0        0    42968
UDR INC                        COM              902653104      679    30676 SH       SOLE                        0        0    30676
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512      499    10750 SH       SOLE                        0        0    10750
VANGUARD INDEX FDS             SML CP GRW ETF   922908595      983    14700 SH       SOLE                        0        0    14700
VANGUARD INDEX FDS             SMALL CP ETF     922908751      842    13715 SH       SOLE                        0        0    13715
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      448    12502 SH       SOLE                        0        0    12502
WEYERHAEUSER CO                COM              962166104      902    58025 SH       SOLE                        0        0    58025
WISCONSIN ENERGY CORP          COM              976657106     1090    34828 SH       SOLE                        0        0    34828
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     1514    32280 SH       SOLE                        0        0    32280